Prepaid Expenses and Other Current Assets (Details) - Schedule of Allowance for Credit Losses - USD ($)	12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2022
Schedule of Allowance for Credit Losses [Abstract]
Balance at beginning of the year	$ 13,791	[1]	$ 14,930
Provision	16,685				$ 12,407
Foreign exchange	(127)		(1,139)
Balance at the end of the year	$ 30,349	[1]	$ 13,791	[1]	$ 14,930

[1]	The Company recorded credit loss of $16,685, nil, and negative $12,407 for other receivables for the fiscal years ended June 30, 2024, 2023, and 2022, respectively.